Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Subsequent Event [Line Items]
Subsequent Events

9. Subsequent Events

There were no subsequent events and transactions for potential recognition or disclosure in the financial statements through June 23, 2026, the date the financial statements were issued.